Convertible Preferred Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Convertible Preferred Shares
Convertible Preferred Shares

6.           Convertible Preferred Shares

As of December 31, 2017, the Company’s bye-laws, as amended and restated, designated 22,885,492 authorized shares to be issued as convertible preferred shares with a par value of $0.000273235 per share, of which 17,128,120 shares were further designated as Series A convertible preferred shares (the “Series A preferred shares”) and 5,757,372 shares were further designated as Series B convertible preferred shares (the "Series B preferred shares"). In February 2018, the Company’s bye-laws were further amended and restated to, among other things, effect an increase in the number of authorized convertible preferred shares with a par value of $0.000273235 per share to 35,670,093 shares, of which 12,784,601 shares were further designated as Series C convertible preferred shares (the "Series C preferred shares"). The holders of convertible preferred shares had liquidation rights in the event of a deemed liquidation that, in certain situations, was not solely within the control of the Company. Therefore, the Series A, Series B and Series C convertible preferred shares (collectively, the “Preferred Shares”) were classified outside of shareholders' equity (deficit).

In October 2015, the Company issued and sold 8,028,809 Series A preferred shares at a price of $4.6707 per share (the “Series A Original Issue Price”) for proceeds of $37,398, net of issuance costs of $102.

In September 2016, the Company issued and sold an additional 9,099,311 Series A preferred shares at a price of $4.6707 per share for proceeds of $42,499, net of issuance costs of $1.

In March 2017, the Company issued and sold 5,757,372 Series B preferred shares at a price of $6.9475 per share (the “Series B Original Issue Price”) for proceeds of $39,873, net of issuance costs of $127.

In February 2018, the Company issued and sold 12,784,601 Series C preferred shares at a price of $15.6438 per share (the “Series C Original Issue Price”) for proceeds of $190,822, net of issuance costs of $9,178.

In May 2018, upon the completion of the Company’s IPO (which qualified as a “Qualified IPO” under the Company’s bye-laws, as amended and restated), all of the outstanding Preferred Shares were converted into 5,546,019 Class A common shares, 1,070,502 Class B common shares, 12,995,954 Class A1 common shares and 16,057,618 Class B1 common shares in accordance with the Company’s bye-laws, as amended and restated.  In connection with the completion of its IPO in May 2018, the Company amended and restated its bye-laws (the “Amended & Restated Bye-Laws”) to, among other things, authorize the issuance of undesignated preferred shares. As of September 30, 2018, no preferred shares were designated or issued.

Prior to the conversion to common shares, the holders of the Preferred Shares had the following rights and preferences:

Voting

The holders of Preferred Shares were entitled to vote, together with the holders of common shares, on all matters submitted to shareholders for a vote. The holders of Series A preferred shares were entitled to the number of votes per Series A preferred share equal to the number of whole Class B common shares into which the Series A preferred shares were convertible at the time of such vote (which is ten votes for each Class B common share). The holders of Series B preferred shares were entitled to the number of Votes per Series B preferred share equal to the number of whole Class A common shares into which the Series B preferred shares were convertible at the time of such vote (which is one vote for each Class A common share). Except as provided by law or by the other provisions of the Company’s bye-laws, holders of Preferred Shares voted together with the holders of common shares as a single class.

The holders of Preferred Shares, voting together as a single class, were entitled to elect two directors of the Company. The holders of Preferred Shares, voting together with the holders of common shares as a single class, were entitled to elect the remaining directors of the Company, except for the one director that the holders of Class A common shares and Class B common shares, voting together as a single class were entitled to elect.

Conversion

Each Series A preferred share was convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, in such manner as is permitted by Bermuda law, into such number of fully paid and non-assessable Class B common shares as is determined by dividing the Series A Original Issue Price by the Series A Conversion Price (as defined below) in effect at the time of conversion. Each Series B preferred share was convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, in such manner as is permitted by Bermuda law, into such number of fully paid and non-assessable Class A common shares as is determined by dividing the Series B Original Issue Price by the Series B Conversion Price (as defined below) in effect at the time of conversion. Each Series C preferred share was convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, in such manner as is permitted by Bermuda law, into such number of fully paid and non-assessable Class A Shares as is determined by dividing the Series C Original Issue Price by the Series C Conversion Price (as defined below) in effect at the time of conversion.

The Series A Original Issue Price and Series A Conversion Price were equal to $4.6707. The Series B Original Issue Price and Series B Conversion Price were equal to $6.9475. The Series C Original Issue Price and Series C Conversion Price were equal to $15.6438.  Each Series A preferred share was convertible into one Class B common share, each Series B preferred share was convertible into one Class A common share and each Series C preferred share was convertible into one Class A common share.

Further, upon either (i) the closing of the sale of Class A common shares or Class B common shares to the public at a price of at least $15.6438 per share (subject to appropriate adjustment in the event of any share dividend, share split, combination or other similar recapitalization with respect to the applicable class of common shares) in an initial public offering resulting in at least $100,000 of gross proceeds to the Company (a “Qualified IPO”) or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of a majority of the outstanding Preferred Shares, voting together as a single class on an as if converted to Class A common shares basis, all outstanding Series A preferred shares would automatically be converted, in such manner as is permitted pursuant to Bermuda law, into Class B common shares at the then effective conversion rate, and all outstanding Series B and Series C preferred shares would automatically be converted, in such manner as is permitted pursuant to Bermuda law, into Class A common shares at the then effective conversion rate. Notwithstanding the foregoing, in the event of a mandatory conversion of preferred shares as a result of a Qualified IPO, (a) holders of Series A preferred shares could elect to receive Class B1 common shares in lieu of Class B common shares and (b) holders of Series B and Series C preferred shares could elect to receive Class A1 common shares in lieu of Class A common shares.

Dividends

The holders of the Preferred Shares were entitled to receive noncumulative dividends when and if declared by Company’s board of directors. The Company was not permitted to declare, pay or set aside any dividends on any other class or series of shares of the Company, other than dividends on common shares payable in common shares, unless the holders of the Preferred Share first receive, or simultaneously receive, a dividend on each outstanding Preferred Share equal to (i) in the case of a dividend on any class of common shares or any class or series that is convertible into common shares, that dividend per Preferred Share as would equal the product of (a) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common shares and (b) the number of common shares issuable upon conversion of a share the applicable series of Preferred Shares, or (ii) in the case of a dividend on any class or series that is not convertible into common shares, at a rate per Preferred Share determined by (a) dividing the amount of the dividend payable on each share of such class or series of shares by the original issue price of such class or series (subject to appropriate adjustment in the event of any bonus share, share dividend, share split, combination of or other similar recapitalization with respect to such class or series) and (b) multiplying such fraction by an amount equal to the applicable Series A, Series B or Series C Original Issue Price. Prior to the Company’s IPO, no cash dividends had been declared or paid.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or deemed liquidation event (as defined below), the holders of Preferred Shares then outstanding were entitled to be paid out of the assets of the Company available for distribution to its shareholders, on a pari passu basis, before any payment shall be made to the holders of common shares by reason of their ownership thereof, an amount per share equal to the greater of (i) one times the applicable Original Issue Price, plus any dividends declared but unpaid thereon, and (ii) such amount per share as would have been payable had all Preferred Shares been converted into common shares immediately prior to such liquidation, dissolution, winding up or deemed liquidation event. Thereafter, the remaining assets of the Company available for distribution to its shareholders would be distributed among the holders of common shares, pro rata based on the number of shares held by each such holder.

If upon any such liquidation, dissolution or winding up of the Company or deemed liquidation event, the assets of the Company available for distribution to its shareholders were insufficient to pay the holders of Preferred Shares the full amount to which they shall be entitled, the holders of Preferred Shares would share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by such holders of Preferred Shares upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Unless a majority of the holders of the then outstanding Preferred Shares elected otherwise, a deemed liquidation event would include a merger or consolidation (other than one in which shareholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring company or corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

Redemption

The Company’s bye-laws, as amended and restated, did not provide redemption rights to the holders of Preferred Shares.

6.           Convertible Preferred Shares

As of December 31, 2017, the Company’s bye-laws, as amended and restated (the “Amended Bye-Laws”), designated 22,885,492 authorized shares to be issued as convertible preferred shares with a par value of $0.000273235 per share, of which 17,128,120 shares have been further designated as Series A convertible preferred shares (the “Series A preferred shares”) and 5,757,372 shares have been further designated as Series B convertible preferred shares (the "Series B preferred shares").The holders of preferred shares have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company. Therefore, the Series A and Series B preferred shares (collectively, the “Preferred Shares”) are classified outside of shareholders' equity (deficit).

In October 2015, the Company issued and sold 8,028,809 Series A preferred shares at a price of $4.6707 per share (the “Series A Original Issue Price”) for proceeds of $37,398, net of issuance costs of $102.

In September 2016, the Company issued and sold an additional 9,099,311 Series A preferred shares at a price of $4.6707 per share for proceeds of $42,499, net of issuance costs of $1.

In March 2017, the Company issued and sold 5,757,372 Series B preferred shares at a price of $6.9475 per share (the “Series B Original Issue Price”) for proceeds of $39,873, net of issuance costs of $127.

In February 2018, the Company issued and sold 12,784,601 Series C convertible preferred shares at a price of $15.6438 per share (the “Series C Original Issue Price”) for proceeds of $190,822, net of issuance costs of $9,178.

As of each balance sheet date, the Preferred Shares consisted of the following:

December 31, 2016
Preferred
	Preferred	Shares			Common Shares
	Shares	Issued and	Carrying	Liquidation	Issuable Upon
	Designated	Outstanding	Value	Preference	Conversion
Series A preferred shares	17,128,120	17,128,120	$79,897	$80,000	17,128,120

	December 31, 2017
		Preferred
	Preferred	Shares			Common Shares
	Shares	Issued and	Carrying	Liquidation	Issuable Upon
	Designated	Outstanding	Value	Preference	Conversion
Series A preferred shares	17,128,120	17,128,120	$79,897	$80,000	17,128,120
Series B preferred shares	5,757,372	5,757,372	39,873	40,000	5,757,372
	22,885,492	22,885,492	$119,770	$120,000	22,885,492

The holders of the Preferred Shares have the following rights and preferences:

Voting

The holders of Preferred Shares are entitled to vote, together with the holders of common shares, on all matters submitted to shareholders for a vote. The holders of Series A preferred shares are entitled to the number of votes per Series A preferred share equal to the number of whole Class B common shares into which the Series A preferred shares are convertible on the record date determining shareholders entitled to participate in such vote (which is ten votes for each Class B common share). The holders of Series B preferred shares are entitled to the number of votes per Series B preferred share equal to the number of whole Class A common shares into which the Series B preferred shares are convertible on the record date determining shareholders entitled to participate in such vote (which is one vote for each Class A common share). Except as provided by law or by the other provisions of the Amended Bye-Laws, holders of Preferred Shares vote together with the holders of common shares as a single class.

The holders of Preferred Shares, voting together as a single class, are entitled to elect two directors of the Company. The holders of Preferred Shares, voting together with the holders of common shares as a single class, are entitled to elect the remaining directors of the Company, except for the one director that the holders of Class A common shares and Class B common shares, voting together as a single class, are entitled to elect.

Conversion

Each Series A preferred share shall be convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, in such manner as is permitted by Bermuda law, into such number of fully paid and non-assessable Class B common shares as is determined by dividing the Series A Original Issue Price by the Series A Conversion Price (as defined below) in effect at the time of conversion. Each Series B preferred share shall be convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, in such manner as is permitted by Bermuda law, into such number of fully paid and non-assessable Class A common shares as is determined by dividing the Series B Original Issue Price by the Series B Conversion Price (as defined below) in effect at the time of conversion.

The Series A Original Issue Price and Series A Conversion Price were equal to $4.6707 as of December 31, 2016 and 2017. The Series B Original Issue Price and Series B Conversion Price were equal to $6.9475 as of December 31, 2017. Such Series A and Series B Original Issue Prices and Series A and Series B Conversion Prices, and the rate at which each series of preferred shares may be converted into common shares, are subject to adjustment from time to time to reflect future share dividends, splits, combinations, recapitalizations and similar events. The Series A and Series B Conversion Prices are also subject to adjustments based on weighted-average anti-dilution provisions set forth in the Amended Bye-Laws in the event that additional securities are issued at a purchase price less than the Series A Conversion Price and/or the Series B Conversion Price then in effect. As of December 31, 2016 and 2017, each Series A preferred share was convertible into one Class B common share. As of December 31, 2017, each Series B preferred share was convertible into one Class A common share.

Upon either (a) the closing of the sale of Class A common shares or Class B common shares to the public at a price of at least $14.0120 per share (subject to appropriate adjustment in the event of any share dividend, share split, combination or other similar recapitalization with respect to the applicable class of common shares) in an initial public offering resulting in at least $100,000 of gross proceeds to the Company (a “Qualified IPO”) or (b) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of a majority of the outstanding Preferred Shares, voting together as a single class on an as-if-converted to Class A common shares basis, all outstanding Series A preferred shares shall automatically be converted, in such manner as is permitted pursuant to Bermuda law, into Class B common shares at the then effective conversion rate, and all outstanding Series B preferred shares shall automatically be converted, in such manner as is permitted pursuant to Bermuda law, into Class A common shares at the then effective conversion rate. In the event of a mandatory conversion of preferred shares as a result of a Qualified IPO, (i) holders of Series A preferred shares may elect to receive Class B1 common shares in lieu of Class B common shares and (ii) holders of Series B preferred shares may elect to receive Class A1 common shares in lieu of Class A common shares.

Dividends

The holders of the Preferred Shares are entitled to receive noncumulative dividends when and if declared by Company’s board of directors. The Company may not declare, pay or set aside any dividends on any other class or series of shares of the Company, other than dividends on common shares payable in common shares, unless the holders of the Preferred Share first receive, or simultaneously receive, a dividend on each outstanding Preferred Share equal to (A) in the case of a dividend on any class of common shares or any class or series that is convertible into common shares, that dividend per Preferred Share as would equal the product of (1) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common shares and (2) the number of common shares issuable upon conversion of a share the applicable series of Preferred Shares, or (B) in the case of a dividend on any class or series that is not convertible into common shares, at a rate per Preferred Share determined by (1) dividing the amount of the dividend payable on each share of such class or series of shares by the original issue price of such class or series (subject to appropriate adjustment in the event of any bonus share, share dividend, share split, combination of or other similar recapitalization with respect to such class or series) and (2) multiplying such fraction by an amount equal to the applicable Series A or Series B Original Issue Price. Through December 31, 2016 and 2017, no cash dividends have been declared or paid.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or deemed liquidation event (as defined below), the holders of Preferred Shares then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its shareholders, on a pari passu basis, before any payment shall be made to the holders of common shares by reason of their ownership thereof, an amount per share equal to the greater of (i) one times the applicable Series A or Series B Original Issue Price, plus any dividends declared but unpaid thereon, and (ii) such amount per share as would have been payable had all Preferred Shares been converted into common shares immediately prior to such liquidation, dissolution, winding up or deemed liquidation event. Thereafter, the remaining assets of the Company available for distribution to its shareholders shall be distributed among the holders of common shares, pro rata based on the number of shares held by each such holder.

If upon any such liquidation, dissolution or winding up of the Company or deemed liquidation event, the assets of the Company available for distribution to its shareholders shall be insufficient to pay the holders of Preferred Shares the full amount to which they shall be entitled, the holders of Preferred Shares shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by such holders of Preferred Shares upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Unless a majority of the holders of the then outstanding Preferred Shares, on an as-if-converted to Class A common shares basis, elect otherwise, a deemed liquidation event shall include a merger or consolidation (other than one in which shareholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring company or corporation) or a sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

Redemption

The Amended Bye-Laws do not provide redemption rights to the holders of Preferred Shares.